Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expenses	(99,155)	(268,085)	(63,912)	(9,092)
Deferred income tax benefit	2,907,145	804,312	510,709	72,659
Total income tax benefit	2,807,990	536,227	446,797	63,567

Schedule of Loss Before Provision for Income Taxes
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(76,778,965)	(49,862,843)	(6,514,147)	(926,779)
Foreign	(6,304,369)	(6,610,424)	(31,730,146)	(4,514,305)
Total loss before Income Taxes	(83,083,334)	(56,473,267)	(38,244,293)	(5,441,084)

Schedule of Reconciliation Between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2023	2024	2025
PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(1.1)%	(2.4)%	(18.2)%
Effect of preferential tax rate	(7.9)%	(10.9)%	(8.9)%
Non-deductible items	(0.1)%	0.3%	(1.5)%
Tax effect on deferred offering costs	0.6%	-%	-%
Change in valuation allowance	(13.1)%	(11.0)%	4.8%
Effective tax rate	3.4%	1.0%	1.2%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	17,516,642	16,801,166	2,390,331
Allowance for expected credit loss	3,911,723	2,839,672	404,007
Impairment charges	1,064,406	1,591,186	226,381
Lease liabilities	646,850	539,171	76,708
Less: Valuation allowance	(18,956,128)	(17,128,016)	(2,436,834)
Deferred tax assets, net of valuation allowance	4,183,493	4,643,179	660,593
Net off against deferred tax liabilities	(450,473)	(399,450)	(56,830)
Net deferred tax assets	3,733,020	4,243,729	603,763
	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	450,473	399,450	56,830
Total deferred tax liabilities	450,473	399,450	56,830
Net off against deferred tax assets	(450,473)	(399,450)	(56,830)
Net deferred tax liabilities	-	-	-

Schedule of Valuation Allowance

The movement of valuation allowance is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	12,738,069	18,956,128	2,696,922
Addition	6,205,515	(1,795,368)	(255,430)
Foreign exchange impact	12,544	(32,744)	(4,658)
Ending balance	18,956,128	17,128,016	2,436,834